AB Value Fund

Portfolio of Investments

August 31, 2019 (unaudited)

Company	Shares	U.S. $ Value
COMMON STOCKS - 98.9%
Financials - 22.0%
Banks - 13.6%
Bank of America Corp.	624,643	$17,183,929
Citigroup, Inc.	94,492	6,080,560
Comerica, Inc.	51,282	3,161,535
Wells Fargo & Co.	376,015	17,511,019
Zions Bancorp NA (a)	128,855	5,294,652

		49,231,695

Consumer Finance - 2.7%
Synchrony Financial	307,609	9,858,868

Insurance - 5.7%
Everest Re Group Ltd.	23,291	5,493,881
Fidelity National Financial, Inc.	180,161	7,916,274
Reinsurance Group of America, Inc.-Class A	45,287	6,972,840

		20,382,995

		79,473,558

Information Technology - 13.8%
Communications Equipment - 4.3%
Juniper Networks, Inc.	368,285	8,529,481
Nokia Oyj (Sponsored ADR)-Class A (a)	1,382,970	6,859,531

		15,389,012

Semiconductors & Semiconductor Equipment - 2.3%
KLA Corp.	32,664	4,831,006
NXP Semiconductors NV	35,211	3,596,451

		8,427,457

Software - 4.1%
Oracle Corp.	283,782	14,773,691

Technology Hardware, Storage & Peripherals - 3.1%
Western Digital Corp.	194,152	11,119,085

		49,709,245

Consumer Staples - 10.6%
Beverages - 4.2%
PepsiCo, Inc.	110,260	15,075,850

Food & Staples Retailing - 3.5%
US Foods Holding Corp. (b)	152,377	6,163,649
Walmart, Inc.	57,115	6,525,960

		12,689,609

Tobacco - 2.9%
British American Tobacco PLC (Sponsored ADR) (a)	81,369	2,856,052
Philip Morris International, Inc.	106,091	7,648,100

		10,504,152

		38,269,611

Company	Shares	U.S. $ Value
Health Care - 10.5%
Health Care Equipment & Supplies - 2.2%
Medtronic PLC	74,123	$7,997,130

Health Care Providers & Services - 2.2%
UnitedHealth Group, Inc.	34,073	7,973,082

Pharmaceuticals - 6.1%
Perrigo Co. PLC (a)	55,691	2,605,225
Pfizer, Inc.	302,189	10,742,819
Roche Holding AG (Sponsored ADR)	249,582	8,530,713

		21,878,757

		37,848,969

Communication Services - 9.4%
Diversified Telecommunication Services - 1.5%
Verizon Communications, Inc.	93,644	5,446,335

Media - 7.9%
Charter Communications, Inc.-Class A (b)	18,445	7,554,888
Comcast Corp.-Class A	406,376	17,986,202
Sinclair Broadcast Group, Inc.-Class A (a)	67,076	2,989,577

		28,530,667

		33,977,002

Energy - 8.1%
Energy Equipment & Services - 0.9%
Dril-Quip, Inc. (b)	35,539	1,629,463
RPC, Inc. (a)	299,160	1,588,540

		3,218,003

Oil, Gas & Consumable Fuels - 7.2%
Cimarex Energy Co.	41,222	1,763,477
Devon Energy Corp.	151,642	3,334,608
EOG Resources, Inc.	104,359	7,742,394
Hess Corp.	93,878	5,909,620
Marathon Petroleum Corp.	145,785	7,174,080

		25,924,179

		29,142,182

Consumer Discretionary - 6.9%
Auto Components - 2.5%
Lear Corp.	20,709	2,324,792
Magna International, Inc.-Class A (United States)	130,676	6,548,175

		8,872,967

Hotels, Restaurants & Leisure - 0.6%
Papa John’s International, Inc. (a)	47,117	2,344,542

Specialty Retail - 2.7%
AutoZone, Inc. (b)	3,226	3,554,052
Gap, Inc. (The) (a)	247,820	3,913,078
Michaels Cos., Inc. (The) (a)(b)	221,218	1,254,306
Signet Jewelers Ltd. (a)	85,725	1,049,274

		9,770,710

Company	Shares	U.S. $ Value
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (b)	63,252	$1,668,588
Skechers U.S.A., Inc.-Class A (b)	70,051	2,217,814

		3,886,402

		24,874,621

Utilities - 6.6%
Electric Utilities - 4.7%
American Electric Power Co., Inc.	120,295	10,964,889
NextEra Energy, Inc.	27,820	6,094,806

		17,059,695

Multi-Utilities - 1.9%
NiSource, Inc.	223,841	6,614,501

		23,674,196

Real Estate - 5.9%
Equity Real Estate Investment Trusts (REITs) - 5.9%
Americold Realty Trust	85,637	3,118,899
CubeSmart	91,776	3,293,841
Mid-America Apartment Communities, Inc.	68,297	8,651,864
Sun Communities, Inc.	43,590	6,442,602

		21,507,206

Industrials - 3.8%
Airlines - 2.3%
Alaska Air Group, Inc.	76,733	4,582,495
JetBlue Airways Corp. (b)	214,321	3,712,040

		8,294,535

Building Products - 1.5%
Masco Corp.	136,196	5,547,263

		13,841,798

Materials - 1.3%
Chemicals - 0.8%
Westlake Chemical Corp.	49,103	2,876,945

Metals & Mining - 0.5%
Alcoa Corp. (b)	100,613	1,803,991

		4,680,936

Total Common Stocks (cost $339,066,464)		356,999,324

SHORT-TERM INVESTMENTS - 0.7%
Investment Companies - 0.7%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $2,642,178)	2,642,178	2,642,178

Company	Shares	U.S. $ Value
Total Investments Before Security Lending Collateral for Securities Loaned - 99.6% (cost $341,708,642)		$359,641,502

INVESTMENTS OF CASH COLLATERAL FOR SECURITIES LOANED - 1.0%
Investment Companies - 1.0%
AB Fixed Income Shares, Inc.-Government Money Market Portfolio-Class AB, 2.07% (c)(d)(e) (cost $3,790,799)	3,790,799	3,790,799

Total Investments - 100.6% (cost $345,499,441) (f)		363,432,301
Other assets less liabilities - (0.6)%		(2,306,244)

Net Assets - 100.0%		$361,126,057

(a)	Represents entire or partial securities out on loan.
(b)	Non-income producing security.
(c)	Affiliated investments.
(d)	The rate shown represents the 7-day yield as of period end.
(e)	To obtain a copy of the fund’s shareholder report, please go to the Securities and Exchange Commission’s website at www.sec.gov, or call AB at (800) 227-4618.
(f)

As of August 31, 2019, the cost basis of investment securities owned was substantially identical for both book and tax purposes. Gross unrealized appreciation of investments was $49,506,294 and gross unrealized depreciation of investments was $(31,573,434), resulting in net unrealized appreciation of $17,932,860.

Please note: The sector classifications presented herein are based on the Global Industry Classification Standard (GICS) which was developed by Morgan Stanley Capital International and Standard & Poor’s. The components are divided into sector, industry group, and industry sub-indices as classified by the GICS for each of the market capitalization indices in the broad market.

Glossary:

ADR	-	American Depositary Receipt

AB Value Fund

August 31, 2019 (unaudited)

In accordance with U.S. GAAP regarding fair value measurements, fair value is defined as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP establishes a framework for measuring fair value, and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability (including those valued based on their market values). Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

Where readily available market prices or relevant bid prices are not available for certain equity investments, such investments may be valued based on similar publicly traded investments, movements in relevant indices since last available prices or based upon underlying company fundamentals and comparable company data (such as multiples to earnings or other multiples to equity). Where an investment is valued using an observable input, by pricing vendors, such as another publicly traded security, the investment will be classified as Level 2. If management determines that an adjustment is appropriate based on restrictions on resale, illiquidity or uncertainty, and such adjustment is a significant component of the valuation, the investment will be classified as Level 3. An investment will also be classified as Level 3 where management uses company fundamentals and other significant inputs to determine the valuation.

The following table summarizes the valuation of the Fund’s investments by the above fair value hierarchy levels as of August 31, 2019:

Investments in Securities:	Level 1		Level 2			Level 3			Total
Assets:
Common Stocks(a)	$356,999,324		$	– 0	–	$	– 0	–	$356,999,324
Short-Term Investments	2,642,178			– 0	–		– 0	–	2,642,178
Investments of Cash Collateral for Securities Loaned in Affiliated Money Market Fund	3,790,799			– 0	–		– 0	–	3,790,799

Total Investments in Securities	363,432,301			– 0	–		– 0	–	363,432,301
Other Financial Instruments(b)	– 0	–		– 0	–		– 0	–	– 0	–

Total	$363,432,301		$	– 0	–	$	– 0	–	$363,432,301

(a)	See Portfolio of Investments for sector classifications.
(b)

Other financial instruments are derivative instruments, such as futures, forwards and swaps, which are valued at the unrealized appreciation/(depreciation) on the instrument. Other financial instruments may also include swaps with upfront premiums, options written and swaptions written which are valued at market value.

A summary of the Fund’s transactions in AB mutual funds for the nine months ended August 31, 2019 is as follows:

Fund	Market Value 11/30/18 (000)		Purchases at Cost (000)	Sales Proceeds (000)	Market Value 8/31/19 (000)	Dividend Income (000)
Government Money Market Portfolio	$4,974		$86,302	$88,634	$2,642	$98
Government Money Market Portfolio*	– 0	–	10,807	7,016	3,791	12

Total	$4,974		$97,109	$95,650	$6,433	$110

*	Investments of cash collateral for securities lending transactions.